Allowance for impairment losses (Tables)	6 Months Ended
Jun. 30, 2020
Allowance for impairment losses.
Schedule of movement in the allowance for impairment losses

				Purchased
				or
				originated
				credit-
Half-year to 30 June 2020	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2020	677	995	1,464	142	3,278
Exchange and other adjustments	1	1	26	(38)	(10)
Transfers to Stage 1	108	(107)	(1)		—
Transfers to Stage 2	(90)	133	(43)		—
Transfers to Stage 3	(10)	(133)	143		—
Impact of transfers between stages	(64)	777	447		1,160
	(56)	670	546		1,160
Other items charged to the income statement	733	503	858	245	2,339
Charge to the income statement (note 5)	677	1,173	1,404	245	3,499
Advances written off			(762)	(24)	(786)
Recoveries of advances written off in previous years			86	—	86
Discount unwind			(27)	—	(27)
At 30 June 2020	1,355	2,169	2,191	325	6,040

In respect of undrawn balances
At 1 January 2020	95	77	5	—	177
Exchange and other adjustments	—		—	—	—
Transfers to Stage 1	8	(8)	—		—
Transfers to Stage 2	(8)	8	—		—
Transfers to Stage 3	—	(6)	6		—
Impact of transfers between stages	(2)	94	11		103
	(2)	88	17		103
Other items charged to the income statement	158	50	13	—	221
Charge to the income statement (note 5)	156	138	30	—	324
At 30 June 2020	251	215	35	—	501
Total allowance for impairment losses	1,606	2,384	2,226	325	6,541

In respect of:
Loans and advances to banks	21	1	—	—	22
Retail mortgages	106	491	187	325	1,109
Other	1,226	1,677	1,974	—	4,877
Loans and advances to customers	1,332	2,168	2,161	325	5,986
Debt securities	2	—	3	—	5
Financial assets at amortised cost	1,355	2,169	2,164	325	6,013
Other assets	—	—	27	—	27
Provisions in relation to loan commitments and financial guarantees	251	215	35	—	501
Total allowance for impairment losses	1,606	2,384	2,226	325	6,541
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	6	—	—	—	6

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m

At 1 January 2020	24	281	122	142	569
Exchange and other adjustments	(2)	1	—	(38)	(39)
Transfers to Stage 1	14	(14)	—		—
Transfers to Stage 2	(6)	16	(10)		—
Transfers to Stage 3	—	(28)	28		—
Impact of transfers between stages	(12)	159	39		186
	(4)	133	57		186
Other items charged to the income statement	90	76	7	245	418
Charge to the income statement	86	209	64	245	604
Advances written off			(18)	(24)	(42)
Recoveries of advances written off in previous years			9	—	9
Discount unwind			10	—	10
At 30 June 2020	108	491	187	325	1,111

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2019	527	994	1,570	78	3,169
Exchange and other adjustments	11	(9)	23	283	308

Transfers to Stage 1	229	(222)	(7)		—
Transfers to Stage 2	(53)	92	(39)		—
Transfers to Stage 3	(15)	(140)	155		—
Impact of transfers between stages	(175)	353	420		598
	(14)	83	529		598
Other items charged to the income statement	153	(73)	827	(193)	714
Charge to the income statement	139	10	1,356	(193)	1,312
Advances written off			(1,829)	(54)	(1,883)
Recoveries of advances written off in previous years			397	28	425
Discount unwind			(53)	—	(53)
At 31 December 2019	677	995	1,464	142	3,278

In respect of undrawn balances
At 1 January 2019	123	64	6	—	193
Exchange and other adjustments	—	(1)	—	—	(1)

Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(4)	4	—		—
Transfers to Stage 3	(1)	(3)	4		—
Impact of transfers between stages	(17)	24	(1)		6
	(3)	6	3		6
Other items charged to the income statement	(25)	8	(4)	—	(21)
Charge to the income statement	(28)	14	(1)	—	(15)
At 31 December 2019	95	77	5	—	177
Total allowance for impairment losses	772	1,072	1,469	142	3,455

In respect of:
Loans and advances to banks	2	—	—	—	2
Retail mortgages	23	281	122	142	568
Other	652	714	1,325	—	2,691
Loans and advances to customers	675	995	1,447	142	3,259
Debt securities	—	—	3	—	3
Financial assets at amortised cost	677	995	1,450	142	3,264
Other assets	—	—	14	—	14
Provisions in relation to loan commitments and financial guarantees	95	77	5	—	177
Total allowance for impairment losses	772	1,072	1,469	142	3,455
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—	—

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m

At 1 January 2019	37	226	118	78	459
Exchange and other adjustments	—	—	—	283	283

Transfers to Stage 1	17	(17)	—		—
Transfers to Stage 2	(13)	33	(20)		—
Transfers to Stage 3	(5)	(21)	26		—
Impact of transfers between stages	(15)	105	39		129
	(16)	100	45		129
Other items charged to the income statement	3	(45)	(59)	(193)	(294)
Charge to the income statement	(13)	55	(14)	(193)	(165)
Advances written off			(35)	(54)	(89)
Recoveries of advances written off in previous years			29	28	57
Discount unwind			24	—	24
At 31 December 2019	24	281	122	142	569

Schedule of impairment charged to profit and loss

	Half-year	Year ended
	to 30 June	31 Dec
	2020	2019
	£m	£m

Drawn balances	3,499	1,312
Undrawn balances	324	(15)
Financial assets at fair value through other comprehensive income	6	(1)
Total	3,829	1,296